Other operating income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expense Net [Abstract]
Other operating income	R$ 896,279	R$ 690,310	R$ 566,006
Other operating expense	(1,259,338)	(1,067,560)	(668,444)
Contributions to fund guarantee of credit - FGC	(308,954)	(247,321)	(244,685)
Total	R$ (672,013)	R$ (624,571)	R$ (347,123)